CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Current Assets:
Cash	$ 190,758	$ 1,570,035
Term deposit	3,096,000	0
Accounts receivable, net	12,375,425	8,727,364
Inventory	1,116,613	2,809,584
Advances to suppliers, net	10,800,478	1,561,274
Other receivables	21,153,506
Prepaid expenses and other current assets	155,021	32,628
Total current assets	48,887,801	14,700,885
Property, plant and equipment, net	14,285,557	14,294,703
Prepayment for property and equipment	3,781,844
Intangible assets, net	68,427	171,287
Land use right, net	574,587	557,179
Right of use lease assets, net	97,160	141,991
Long-term deposits	1,238,555	1,176,051
Deferred offering costs		385,193
Deferred tax assets	29,209	15,674
Total assets	68,963,140	31,442,963
Current Liabilities:
Short-term bank loans	1,238,400	1,613,928
Long-term bank loan, current	264,393
Accounts payable	1,776,626	4,830,110
Deferred revenue, current	111,301	120,383
Due to related parties	1,426,631	187,062
Taxes payable	243,413	244,169
Operating lease liabilities, current	36,720	68,833
Accrued expenses and other current liabilities	545,632	639,125
Total current liabilities	5,643,116	7,703,610
Long-term bank loan, non-current	22,033
Deferred revenue, non-current	489,439	555,725
Operating lease liabilities, non-current	32,351	65,586
Deferred tax liabilities	97,249
Total liabilities	6,284,188	8,324,921
Commitments and contingencies
Shareholders' Equity:
Ordinary shares, no par value, unlimited number of ordinary shares authorized, 20,319,276 and 10,000,000 ordinary shares issued and outstanding at September 30, 2021 and 2020, respectively	52,980,825	14,005,621
Additional paid-in capital	8,865,199	7,890,199
Statutory reserves	315,808	129,497
Retained earnings	394,556	259,507
Accumulated other comprehensive income (loss)	122,564	(966,782)
Total shareholders' equity	62,678,952	23,118,042
Total liabilities and shareholders' equity	$ 68,963,140	31,442,963
Convertible Preferred Stock [Member]
Shareholders' Equity:
Convertible preferred shares, no par value, an unlimited number of convertible preferred shares authorized, nil and 500,000 convertible preferred shares issued and outstanding at September 30, 2021 and 2020, respectively		$ 1,800,000